UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22658

Nuveen Real Asset Income and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments

Nuveen Real Asset Income and Growth Fund (JRI)
March 31, 2015(Unaudited)

Shares		Description (1)				Value
		LONG-TERM INVESTMENTS - 137.5% (98.4% of Total Investments)
		COMMON STOCKS - 69.4% (49.6% of Total Investments)
		Air Freight & Logistics - 0.5%
23,476		BPost SA, (5)				$ 658,871
4,440		Oesterreichische Post AG, (5)				218,713
		Total Air Freight & Logistics				877,584
		Commercial Services & Supplies - 1.2%
41,800		Covanta Holding Corporation				937,574
1,799,655		K-Green Trust, (5)				1,435,382
		Total Commercial Services & Supplies				2,372,956
		Diversified Telecommunication Services - 0.2%
374,193		HKBN Limited, (2)				465,771
		Electric Utilities - 5.5%
53,943		Alupar Investimento SA				320,458
336,817		AusNet Services, (5)				373,810
126,687		EDP - Energias de Portugal, S.A., (5)				474,461
2,947		Electricite de France S.A, (5)				70,664
34,364		Endesa S.A, (2), (5)				663,392
2,801		Hafslund ASA, Class B				19,993
1,905,819		HK Electric Investments Limited, (5)				1,313,550
442,826		Infratil Limited				1,052,760
10,930		PPL Corporation				367,904
48,921		Scottish and Southern Energy PLC, (5)				1,085,700
26,005		Southern Company				1,151,501
491,277		Spark Infrastructure Group, (5)				739,369
484,202		Terna-Rete Elettrica Nazionale SpA, (5)				2,132,156
154,617		Transmissora Alianca de Energia Eletrica SA				1,026,565
		Total Electric Utilities				10,792,283
		Gas Utilities - 1.6%
19,758		AmeriGas Partners, LP				943,247
57,637		Enagas, (5)				1,648,122
89,308		Snam Rete Gas S.p.A, (5)				433,513
		Total Gas Utilities				3,024,882
		Independent Power & Renewable Electricity Producers - 4.0%
24,001		Brookfield Renewable Energy Partners LP				757,472
98,214		Pattern Energy Group Inc.				2,781,420
138,807		Saeta Yield S.A, (2)				1,559,686
268,566		TransAlta Renewables Inc.				2,661,169
		Total Independent Power & Renewable Electricity Producers				7,759,747
		Multi-Utilities - 6.5%
256,089		Centrica PLC, (5)				957,851
866,556		Duet Group, (5)				1,680,322
122,120		GDF Suez, (5)				2,411,018
70,413		National Grid PLC, Sponsored ADR				4,549,384
414,202		Redes Energeticas Nacionais SA, (5)				1,216,664
21,424		TECO Energy, Inc.				415,626
636,478		Vector Limited, (5)				1,464,641
		Total Multi-Utilities				12,695,506
		Oil, Gas & Consumable Fuels - 2.7%
12,401		Arc Logisitics Partners LP				239,091
86,559		BlueKnight Energy Partners LP				673,429
4,133		Crestwood Midstream Partners LP				59,970
3,733		DCP Midstream Partners LP				137,934
7,166		JP Energy Partners LP				79,829
40,327		Kinder Morgan, Inc., (3)				1,696,154
2,597		TC Pipelines LP				169,195
23,303		USD Partners LP				325,776
70,885		Veresen Inc.				933,530
21,210		Williams Partners LP				1,043,956
		Total Oil, Gas & Consumable Fuels				5,358,864
		Real Estate Investment Trust - 37.8%
56,419		Agree Realty Corporation				1,860,134
77,771		American Realty Capital Properties Inc., (3)				766,044
230,844		Apollo Commercial Real Estate Finance, Inc.				3,965,900
73,199		Ares Commercial Real Estate Corporation				808,849
173,889		Armada Hoffler Properties Inc.				1,853,657
24,803		Artis Real Estate Investment Trust				293,355
221,169		Ascendas Real Estate Investment Trust, (5)				417,176
44,578		Blackstone Mortgage Trust Inc, Class A				1,264,678
216,659		CapitaMall Trust, (5)				346,853
72,662		CBL & Associates Properties Inc.				1,438,708
113,030		Colony Financial Inc.				2,929,738
38,540		Cominar Real Estate Investment Trust				583,935
53,148		Corrections Corporation of America				2,139,738
22,609		Digital Realty Trust Inc.				1,491,290
96,668		Easterly Government Properties, Inc., (2)				1,551,521
35,285		Entertainment Properties Trust				2,118,159
185,515		Excel Trust Inc.				2,600,920
112,087		Franklin Street Properties Corporation, (3)				1,436,955
61,475		Geo Group Inc.				2,688,917
36,471		GPT Group, (5)				126,677
223,018		Independence Realty Trust				2,116,441
224,159		Inland Real Estate Corporation				2,396,260
72,499		Investors Real Estate Trust				543,743
774,920		Keppel DC REIT, (2)				581,606
191,850		Lexington Corporate Properties Trust				1,885,886
46,695		Liberty Property Trust				1,667,012
24,408		LTC Properties Inc.				1,122,768
246,605		Mapletree Logistics Trust, (5)				223,744
179,995		Medical Properties Trust Inc.				2,653,126
57,255		Monmouth Real Estate Investment Corporation				636,103
13,386		National Health Investors Inc.				950,540
127,623		Northstar Realty Finance Corporation				2,312,529
41,978		Omega Healthcare Investors Inc.				1,703,047
400,406		Parkway Life Real Estate Investment Trust				688,569
236,943		Physicians Realty Trust				4,172,566
391,764		Pure Industrial Real Estate Trust				1,562,045
284,319		Retrocom Real Estate Investment Trust				886,708
11,614		Sabra Health Care Real Estate Investment Trust Inc.				385,004
150,827		Scentre Group, (5)				428,475
102,784		Senior Housing Properties Trust				2,280,777
145,822		Spirit Realty Capital Inc.				1,761,530
135,159		STAG Industrial Inc.				3,178,940
96,069		Starwood Property Trust Inc.				2,334,477
72,910		STORE Capital Corporation				1,702,449
441,184		Suntec Real Estate Investment Trust, (5)				595,842
212,649		TF Administradora Industrial S de RL de CV				430,777
13,460		Universal Health Realty Income Trust				757,125
18,605		Urstadt Biddle Properties Inc.				429,031
23,607		WP Carey Inc.				1,605,276
81,709		WPT Industrial Real Estate Investment Trust				980,508
		Total Real Estate Investment Trust				73,656,108
		Real Estate Management & Development - 1.1%
194,785		Killam Properties Inc.				1,699,399
1,030,752		Langham Hospitality Investments Limited, (5)				485,624
9,810		Road King Infrastructure Limited, (5)				8,979
		Total Real Estate Management & Development				2,194,002
		Transportation Infrastructure - 8.1%
31,077		Grupo Aeroportuario Centro Norte, SA, ADR				1,208,894
3,649,450		Hopewell Highway Infrastructure Limited, (5)				1,737,037
2,369,746		Hutchison Port Holdings Trust, (5)				1,644,971
373,121		Jiangsu Expressway Company Limited, (5)				504,881
491		Kobenhavns Lufthavne, (5)				236,941
37,713		Macquarie Infrastructure Company LLC				3,103,403
528,362		Sydney Airport, (5)				2,079,197
718,776		Transurban Group, (5)				5,204,565
		Total Transportation Infrastructure				15,719,889
		Water Utilities - 0.2%
184,223		Inversiones Aguas Metropolitanas SA				296,497
287		Severn Trent PLC, (5)				8,748
		Total Water Utilities				305,245
		Total Common Stocks (cost $127,635,337)				135,222,837

Shares		Description (1)		Coupon	Ratings (4)	Value
		CONVERTIBLE PREFERRED SECURITIES - 5.5% (3.9% of Total Investments)
		Electric Utilities - 2.1%
78,694		Exelon Corporation		6.500%	BBB-	$ 3,828,463
4,607		NextEra Energy Inc.		5.799%	N/R	256,840
		Total Electric Utilities				4,085,303
		Independent Power & Renewable Electricity Producers - 0.6%
11,386		Dynegy Inc.		5.375%	N/R	1,242,782
		Real Estate Investment Trust - 2.8%
23,038		Alexandria Real Estate Equities Inc., (5)		7.000%	N/R	679,621
11,024		American Homes 4 Rent		5.000%	N/R	283,868
36,488		American Tower Corporation		5.500%	N/R	3,620,704
1,513		Equity Commonwealth		6.500%	Ba1	37,311
3,980		Lexington Corporate Properties Trust, Series B		6.500%	N/R	195,816
8,287		Ramco-Gershenson Properties Trust		7.250%	N/R	552,660
		Total Real Estate Investment Trust				5,369,980
		Total Convertible Preferred Securities (cost $10,461,890)				10,698,065

Shares		Description (1)		Coupon	Ratings (4)	Value
		$25 PAR (OR SIMILAR) RETAIL PREFERRED - 29.9% (21.4% of Total Investments)
		Banks - 0.5%
37,940		Wells Fargo REIT		6.375%	BBB+	$ 987,199
		Electric Utilities - 4.4%
7,270		APT Pipelines Limited, (5)		7.198%	N/R	585,835
82,675		Entergy Arkansas Inc., (5)		6.450%	BB+	2,077,209
25,699		Integrys Energy Group Inc.		6.000%	Baa1	722,399
16,295		NextEra Energy Inc.		5.700%	BBB	415,360
19,202		NextEra Energy Inc.		5.625%	BBB	485,043
42,461		NextEra Energy Inc.		5.000%	BBB	1,034,775
20,966		Pacific Gas & Electric Corporation		6.000%	BBB+	614,723
78,504		PPL Capital Funding, Inc.		5.900%	BB+	2,004,992
27,528		SCE Trust I		5.625%	Baa1	699,211
		Total Electric Utilities				8,639,547
		Multi-Utilities - 2.2%
87,233		Dominion Resources Inc.		6.375%	Baa3	4,222,077
		Oil, Gas & Consumable Fuels - 0.2%
17,013		Nustar Logistics Limited Partnership		7.625%	Ba2	443,869
		Real Estate Investment Trust - 22.6%
9,659		American Homes 4 Rent		5.000%	N/R	250,168
453		American Realty Capital Properties Inc.		6.700%	N/R	10,691
28,112		Apartment Investment & Management Company		6.875%	BB	752,277
25,649		Apollo Commercial Real Estate Finance		8.625%	N/R	679,186
35,200		Arbor Realty Trust Incorporated		7.375%	N/R	883,872
25,401		Campus Crest Communities		8.000%	N/R	643,407
127,442		Cedar Shopping Centers Inc., Series A		7.250%	N/R	3,266,336
3,861		Chesapeake Lodging Trust		7.750%	N/R	101,737
24,643		Colony Financial Inc.		8.500%	N/R	655,504
46,730		Colony Financial Inc.		7.500%	N/R	1,201,428
28,253		Coresite Realty Corporation		7.250%	N/R	734,578
8,144		Corporate Office Properties Trust		7.375%	BB	213,780
18,777		DDR Corporation		6.500%	Baa3	479,565
22,658		DDR Corporation		6.250%	Baa3	578,912
19,055		Digital Realty Trust Inc.		7.375%	Baa3	526,109
46		Digital Realty Trust Inc.		6.625%	Baa3	1,190
1,208		Digital Realty Trust Inc.		5.875%	Baa3	29,306
51,050		EPR Properties Inc.		9.000%	BB	1,735,188
670		EPR Properties Inc.		6.625%	Baa3	17,420
13,835		Equity Commonwealth		7.250%	Ba1	360,678
2,015		Equity Commonwealth		5.750%	BBB-	48,723
2,396		Equity Lifestyle Properties Inc.		6.750%	N/R	63,015
1,825		Excel Trust Inc.		8.125%	BB	48,509
47,399		General Growth Properties		6.375%	N/R	1,208,675
28,777		Gramercy Property Trust Inc.		7.125%	N/R	759,713
7,614		Hersha Hospitality Trust		8.000%	N/R	198,345
55,351		Hersha Hospitality Trust		6.875%	N/R	1,398,720
15,041		Hudson Pacific Properties Inc.		8.375%	N/R	393,322
580		Inland Real Estate Corporation		8.125%	N/R	15,167
76,154		Inland Real Estate Corporation		6.950%	N/R	1,930,504
48,055		Investors Real Estate Trust		7.950%	N/R	1,259,041
2,223		Kilroy Realty Corporation		6.375%	Ba1	56,753
25,213		Kimco Realty Corporation,		5.500%	Baa2	612,676
24,276		Kite Realty Group Trust		8.250%	N/R	628,991
369		LaSalle Hotel Properties		7.500%	N/R	9,487
11,325		Monmouth Real Estate Investment Corp		7.875%	N/R	302,944
4,193		Northstar Realty Finance Corporation		8.875%	N/R	110,779
100,179		Northstar Realty Finance Corporation, (3)		8.750%	N/R	2,644,726
18,626		Pebblebrook Hotel Trust		8.000%	N/R	490,609
90,103		Pebblebrook Hotel Trust		6.500%	N/R	2,275,101
15,615		Penn Real Estate Investment Trust		8.250%	N/R	413,798
3,497		Penn Real Estate Investment Trust		7.375%	N/R	90,188
13,590		Post Properties, Inc., Series A		8.500%	Baa3	885,389
7,185		PS Business Parks, Inc.		6.000%	Baa2	179,553
21,172		PS Business Parks, Inc.		5.750%	Baa2	517,867
20,341		Rait Financial Trust		7.125%	N/R	498,355
8,819		Regency Centers Corporation		6.000%	Baa3	220,475
44,369		Retail Properties of America		7.000%	BB	1,163,799
14,250		Sabra Health Care Real Estate Investment Trust		7.125%	BB-	379,050
23,540		Saul Centers, Inc.		6.875%	N/R	619,337
36,302		SL Green Realty Corporation		6.500%	Ba1	952,928
13,021		STAG Industrial Inc.		6.625%	BB	333,077
17,994		Summit Hotel Properties Inc.		9.250%	N/R	494,835
52,040		Summit Hotel Properties Inc.		7.875%	N/R	1,389,468
68,409		Summit Hotel Properties Inc.		7.125%	N/R	1,767,004
127		Sun Communities Inc.		7.125%	N/R	3,284
57,976		Sunstone Hotel Investors Inc.		8.000%	N/R	1,513,174
34,809		Taubman Centers Incorporated, Series K		6.250%	N/R	876,143
4,819		Terreno Realty Corporation		7.750%	N/R	125,969
23,985		Urstadt Biddle Properties		7.125%	N/R	635,842
62,633		Urstadt Biddle Properties		6.750%	N/R	1,629,084
12,579		Vornado Realty Trust		5.400%	BBB-	305,795
25,224		WP GLIMCHER, Inc.		7.500%	BB+	663,643
28,765		WP GLIMCHER, Inc.		6.875%	BB+	772,916
		Total Real Estate Investment Trust				44,008,105
		Total $25 Par (or similar) Retail Preferred (cost $56,180,460)				58,300,797

Principal
Amount (000)		Description (1)	Coupon	Maturity	Ratings (4)	Value
		CONVERTIBLE BONDS - 0.9% (0.7% of Total Investments)
		Multi-Utilities - 0.6%
$ 1,040		Dominion Resources Inc.	5.750%	10/01/54	BBB	$ 1,111,031
		Oil, Gas & Consumable Fuels - 0.3%
980		DCP Midstream LLC, 144A	5.850%	5/21/43	BB	705,600
$ 2,020		Total Convertible Bonds (cost $2,020,000)				1,816,631

Principal
Amount (000)	(6)	Description (1)	Coupon	Maturity	Ratings (4)	Value
		CORPORATE BONDS - 25.0% (17.9% of Total Investments)
		Commercial Services & Supplies - 2.2%
935		ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	$ 977,075
1,040		Casella Waste Systems Inc.	7.750%	2/15/19	B-	1,040,000
720		Covanta Holding Corporation	5.875%	3/01/24	Ba3	745,200
988	CAD	GFL Environmental Corporation, 144A	7.500%	6/18/18	B	768,527
685	EUR	Waste Italia SPA, 144A	10.500%	11/15/19	B2	672,099
		Total Commercial Services & Supplies				4,202,901
		Communications Equipment - 0.3%
710		Goodman Networks Inc.	12.125%	7/01/18	B	660,300
		Construction & Engineering - 0.7%
260		AECOM Technology Corporation, 144A	5.875%	10/15/24	BB-	273,000
9,000	NOK	VV Holding AS, 144A	6.880%	7/10/19	N/R	1,086,498
		Total Construction & Engineering				1,359,498
		Consumer Finance - 0.3%
665		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B-	668,325
		Diversified Financial Services - 0.6%
1,195		Jefferies LoanCore LLC Finance Corporation, 144A	6.875%	6/01/20	B	1,108,363
		Diversified Telecommunication Services - 1.7%
585		CyrusOne LP Finance	6.375%	11/15/22	B+	621,563
965		IntelSat Jackson Holdings	6.625%	12/15/22	CCC+	931,225
940		Qualitytech LP/QTS Finance Corp., 144A	5.875%	8/01/22	B+	965,850
860		SBA Communications Corporation, 144A	4.875%	7/15/22	B	842,422
		Total Diversified Telecommunication Services				3,361,060
		Electric Utilities - 0.6%
1,240		Intergen NV, 144A	7.000%	6/30/23	B+	1,199,700
		Energy Equipment & Services - 0.8%
845		Compressco Partners LP / Compressco Finance Corporation, 144A	7.250%	8/15/22	B	735,150
850		Exterran Partners LP / EXLP Finance Corporation	6.000%	10/01/22	B1	773,500
		Total Energy Equipment & Services				1,508,650
		Gas Utilities - 1.8%
520		Ferrellgas LP	8.625%	6/15/20	B-	536,900
702		Ferrellgas LP	6.750%	1/15/22	B+	714,215
840		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	858,900
125		Suburban Propane Partners LP	7.375%	8/01/21	BB-	134,375
1,165		Suburban Propane Partners LP	5.500%	6/01/24	BB-	1,194,124
		Total Gas Utilities				3,438,514
		Health Care Equipment & Supplies - 0.5%
975		Tenet Healthcare Corporation	6.750%	2/01/20	B3	1,028,625
		Health Care Providers & Services - 2.9%
805		Acadia Healthcare, 144A	5.625%	2/15/23	B-	819,088
970		Community Health Systems, Inc.	6.875%	2/01/22	B+	1,036,686
915		IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	951,600
1,210		Kindred Healthcare Inc.	6.375%	4/15/22	B2	1,220,588
879		Select Medical Corporation	6.375%	6/01/21	B-	869,661
745		Surgical Care Affiliates Inc., 144A	6.000%	4/01/23	B-	750,588
		Total Health Care Providers & Services				5,648,211
		Independent Power & Renewable Electricity Producers - 1.9%
1,170		Dynegy Finance I Inc / Dynegy Finance II Inc., 144A	7.625%	11/01/24	B+	1,225,575
1,205		GenOn Energy Inc.	9.500%	10/15/18	B	1,229,100
1,200		TerraForm Power Operating LLC, 144A	5.875%	2/01/23	BB-	1,245,000
		Total Independent Power & Renewable Electricity Producers				3,699,675
		IT Services - 0.6%
1,155		Zayo Group LLC / Zayo Capital Inc., 144A	6.000%	4/01/23	CCC+	1,160,775
		Marine - 0.7%
1,435		Navios South American Logisitics Inc., Finance US Inc., 144A	7.250%	5/01/22	B+	1,391,950
		Multi-Utilities - 0.4%
500	GBP	RWE AG, Reg S	7.000%	12/31/49	BBB-	804,745
		Oil, Gas & Consumable Fuels - 6.2%
770		Blue Racer Midstream LLC / Blue Racer Finance Corporation, 144A	6.125%	11/15/22	B	791,175
1,485		Calumet Specialty Products	7.625%	1/15/22	B+	1,499,848
800		Crestwood Midstream Partners LP	6.125%	3/01/22	BB	806,000
1,100		Gibson Energy, 144A	6.750%	7/15/21	BB	1,122,000
805		Global Partners LP/GLP Finance, 144A	6.250%	7/15/22	B+	792,925
1,170		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B-	1,123,200
600		Niska Gas Storage Canada ULC Finance Corporation	6.500%	4/01/19	CCC+	445,500
1,080		PBF Holding Company LLC	8.250%	2/15/20	BB+	1,140,750
900		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B1	886,500
850		Sabine Pass Liquefaction LLC	6.250%	3/15/22	BB+	878,688
775		Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	806,000
620		Tesoro Logistics LP Finance Corporation, 144A	6.250%	10/15/22	BB	641,700
1,180		Western Refining Inc.	6.250%	4/01/21	B+	1,174,100
		Total Oil, Gas & Consumable Fuels				12,108,386
		Real Estate Investment Trust - 0.4%
715		CTR Partnership LP/CareTrust Capital Corporation	5.875%	6/01/21	B+	729,300
		Real Estate Management & Development - 0.8%
490		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	502,250
1,160		Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB-	1,162,900
		Total Real Estate Management & Development				1,665,150
		Road & Rail - 0.7%
1,370		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B3	1,370,000
		Software - 0.6%
1,090		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	BB-	1,139,377
		Transportation Infrastructure - 0.3%
500		Aeropuerto Internacional de Tocumen SA	5.750%	10/09/23	BBB	515,050
		Total Corporate Bonds (cost $49,799,368)				48,768,555

Principal
Amount (000)	(6)	Description (1)	Coupon	Maturity	Ratings (4)	Value
		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 5.7% (4.1% of Total Investments)
		Commercial Services & Supplies - 0.7%
1,205		Royal Capital BV, Reg S	8.375%	N/A (7)	N/R	$ 1,277,059
		Construction & Engineering - 1.1%
2,154		PHBS Limited	6.625%	N/A (7)	N/R	2,191,695
		Electric Utilities - 2.9%
1,490		AES Gener SA, 144A	8.375%	12/18/73	Ba2	1,631,700
360		Electricite de France, 144A	5.625%	N/A (7)	A3	383,400
366		Electricite de France, 144A	5.250%	N/A (7)	A3	381,921
1,720		Enel SpA, 144A	8.750%	9/24/73	BBB-	2,069,975
560		FPL Group Capital Inc.	6.350%	10/01/66	BBB	550,945
330	GBP	NGG Finance PLC, Reg S	5.625%	6/18/73	BBB	542,018
		Total Electric Utilities				5,559,959
		Energy Equipment & Services - 0.5%
890	EUR	Origin Energy Finance Limited, Reg S	7.875%	6/16/71	BB+	1,034,009
		Transportation Infrastructure - 0.1%
250	EUR	Eurogate GmbH	6.750%	N/A (7)	N/R	286,296
		Water Utilities - 0.4%
510	GBP	Pennon Group PLC, Reg S	6.750%	N/A (7)	N/R	806,868
		Total $1,000 Par (or similar) Institutional Preferred (cost $10,896,193)				11,155,886

Shares		Description (1), (8)				Value
		INVESTMENT COMPANIES - 1.1% (0.8% of Total Investments)
1,256,955		Cityspring Infrastructure Trust				$ 493,974
394,965		John Laing Infrastructure Fund				738,809
601,036		Starwood European Real Estate Finance Limited				923,716
		Total Investment Companies (cost $2,097,980)				2,156,499
		Total Long-Term Investments (cost $259,091,228)				268,119,270

Principal
Amount (000)		Description (1)	Coupon	Maturity		Value
		SHORT-TERM INVESTMENTS - 2.3% (1.6% of Total Investments)
$ 4,379		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $4,379,212, collateralized by $4,300,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $4,472,000	0.000%	4/01/15		$ 4,379,212
		Total Short-Term Investments (cost $4,379,212)				4,379,212
		Total Investments (cost $263,470,440) - 139.8%				272,498,482
		Borrowings - (41.8)% (9), (10)				(81,500,000)
		Other Assets Less Liabilities - 2.0% (11)				3,977,367
		Net Assets - 100%				$ 194,975,849

Investments in Derivatives as of March 31, 2015

Futures Contracts outstanding:

					Variation Margin	Unrealized
	Contract	Number of	Contract	Notional	Receivable/	Appreciation
Description	Position	Contracts	Expiration	Amount at Value	(Payable)	(Depreciation)
5-Year U.S. Treasury Note	Short	(75)	6/15	$ (9,015,820)	$ (15,234)	$ (78,500)

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (12)	Date	(Depreciation)
JPMorgan	$ 29,250,000	Receive	1-Month USD-LIBOR-BBA	1.462%	Monthly	12/01/15	12/01/20	$ (305,103)
JPMorgan	29,250,000	Receive	1-Month USD-LIBOR-BBA	1.842	Monthly	12/01/15	12/01/22	(564,892)
	$ 58,500,000							$ (869,995)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 — Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 102,194,928	$ 33,027,909	$ -	$ 135,222,837
Convertible Preferred Securities	10,018,444	679,621	-	10,698,065
$25 Par (or similar) Retail Preferred	55,637,753	2,663,044	-	58,300,797
Convertible Bonds	-	1,816,631	-	1,816,631
Corporate Bonds	-	48,768,555	-	48,768,555
$1,000 Par (or similar) Institutional Preferred	-	11,155,886	-	11,155,886
Investment Companies	2,156,499	-	-	2,156,499
Short-Term Investments:
Repurchase Agreements	-	4,379,212	-	4,379,212
Investments in Derivatives:
Futures Contracts*	(78,500)	-	-	(78,500)
Interest Rate Swaps*	-	(869,995)	-	(869,995)
Total	$ 169,929,124	$ 101,620,863	$ -	$ 271,549,987
* Represents net unrealized appreciation (depreciation).

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

Level 1	Level 2	Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$ 1,026,565	$ (1,654,095)	$ 1,654,095	$ (1,026,565)	$ —	$ —

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $264,589,902.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation	$ 14,572,957
Depreciation	(6,664,377)

Net unrealized appreciation (depreciation) of investments	$ 7,908,580

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $209,600.
(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	For fair value measurement disclosure purposes, investment classified as Level 2.
(6)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(7)	Perpetual security. Maturity date is not applicable.
(8)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(9)	Borrowings as a percentage of Total Investments is 29.9%.
(10)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $167,739,569 have been pledged as collateral for Borrowings.

(11)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

(12)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
N/A	Not applicable
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
USD-LIBOR-BBA	United States Dollar — London Inter-Bank Offered Rate British Bankers’ Association.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Real Asset Income and Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 29, 2015